Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	December 31,
	2020	2019
	U.S. dollars in thousands

Cash in banks and on hand	361	277
Bank deposits with original maturities of three months or less*	3,270	4,178

	3,631	4,455

Schedule of currencies cash and cash equivalents are denominated
	December 31,
	2020	2019
	U.S. dollars in thousands

U.S. dollars	3,538	4,356
NIS (not linked to the Israeli CPI)	93	99

	3,631	4,455